Commitment and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 203,000
2020	203,000
2021	102,000
Future minimum lease payments	$ 508,000